Other intangibles, net - Other Intangibles (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 128,727	$ 139,666
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	124,294	134,883
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 4,433	$ 4,783